Cash equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Cash equivalents [abstract]
Disclosure Of Detailed Information About Cash Equivalents

	Annual yield	2023	2022
Cash equivalents (R$)	77% CDI (i)	304,292	237,462
Cash equivalents (COP)	13.25% DTF(ii)	22,003	16,951
Cash equivalents (US$)	3.65% a year (iii)	237,999	—
Total cash equivalents		564,294	254,413
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(i)Represents the Brazilian interbank deposit rate, which is an average of the overnight interbank rates in Brazil (the "CDI").
(i)Colombian investment rate, which is an average of interbank and corporate finance ("DTF").
(ii)Average annualized yield obtained in the last year from overseas bank accounts